OPERATING REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
OPERATING REVENUE	OPERATING REVENUE
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband Internet services, as well as selling equipment and accessories. Products and services may be sold separately or in bundled packages.
Revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31. In 2020, the Company has presented ‘Service revenue’ (Mobile and Fixed) separately from ‘Sale of equipment and accessories’ and ‘Other revenue’, for each reportable segment. Prior year comparatives have been adjusted to conform to current year presentation.

	Service revenue						Sale of Equipment and accessories			Other revenue			Total revenue
	Mobile			Fixed
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

Our cornerstone
Russia	2,917	3,485	3,679	523	539	566	366	446	396	13	11	13	3,819	4,481	4,654

Our growth engines
Pakistan	1,134	1,229	1,391	—	—	—	11	6	8	88	86	95	1,233	1,321	1,494
Ukraine	869	812	641	59	52	44	—	—	—	5	6	3	933	870	688
Kazakhstan	392	379	363	78	66	73	7	2	4	2	39	1	479	486	441
Uzbekistan	196	255	312	1	2	2	—	—	—	1	1	1	198	258	315

Our frontier markets
Algeria	685	771	801	—	—	—	4	2	4	—	2	8	689	775	813
Bangladesh	527	525	504	—	—	—	—	1	5	10	11	12	537	537	521
Other frontier markets	102	135	159	19	27	32	4	8	10	—	2	—	125	172	201

Other
HQ and eliminations	(31)	(37)	(41)	—	—	—	—	—	—	(2)	—	—	(33)	(37)	(41)

Total segments	6,791	7,554	7,809	680	686	717	392	465	427	117	158	133	7,980	8,863	9,086

Assets and liabilities arising from contracts with customers

The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2020	December 31, 2019

Contract balances
Receivables (billed)	728	748
Contract assets (unbilled)	41	38
Contract liabilities	(233)	(243)

Capitalized costs
Customer acquisition costs	128	101

ACCOUNTING POLICIES
Revenue from contracts with customers
Service revenue
Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when the VEON’s performance obligation is to arrange the provision of the services by another party (VEON acts as an agent), and gross when VEON is primarily responsible for fulfilling the obligation to provide such services to the customer.
Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is recognized on a straight-line basis over time. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For such tariff plans, revenue is generally recognized on a usage basis.
For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price of each performance obligation. The stand-alone selling price for these services is usually determined with reference to the price charged per service under a pay-as-you-use plan to similar customers.
Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (for example, prepaid contracts), revenue from upfront fees is recognized over the average customer life.
Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.
All service revenue is recognized over time.
Sale of equipment and accessories
Equipment and accessories are usually sold to customers on a stand-alone basis, or together with service bundles. Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
The vast majority of equipment and accessories sales pertain to mobile handsets and accessories. Revenue for mobile handsets and accessories is recognized when the equipment is sold to a customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
All revenue from sale of equipment and accessories is recognized at a point in time.
Contract balances
Receivables and contracts assets mostly relate to amounts due from other operators and postpaid customers. Contract assets, often referred to as ‘Accrued receivables,’ are transferred to Receivables when the rights become unconditional, which usually occurs when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in Note 6. All current contract liabilities outstanding at the beginning of the year have been recognized as revenue during the year.
Customer acquisition costs
Certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”), are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 6). Such costs generally relate to commissions paid to third-party dealers and are amortized on a straight-line basis over the average customer life, within ‘Selling, general and administrative expenses’.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-parties upon top-up of prepaid credit by customers and sale of top-up cards.
SOURCE OF ESTIMATION UNCERTAINTY
Average customer life
Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by relevant country or market characteristics, customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid).